Document and Entity Information	Nov. 13, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000931015
Document Type	8-K
Document Period End Date	Nov. 13, 2025
Entity Registrant Name	POLARIS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-11411
Entity Tax Identification Number	41-1790959
Entity Address, Address Line One	2100 Highway 55
Entity Address, City or Town	Medina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55340
City Area Code	(763)
Local Phone Number	542-0500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false